Note 20 - Business Segments	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

The Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

The ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen
	2013	2014	2015

Network service and systems integration business:
Customers	¥103,928,400	¥111,445,519	¥119,409,987
Intersegment	558,753	455,975	408,567
Total	104,487,153	111,901,494	119,818,554
ATM operation business:
Customers	2,320,086	2,826,832	3,640,128
Intersegment	-	-	-
Total	2,320,086	2,826,832	3,640,128

Elimination	(558,753)	(455,975)	(408,567)
Consolidated total	¥106,248,486	¥114,272,351	¥123,050,115

Segment Profit or Loss:

	Thousands of Yen
	2013	2014	2015

Operating income:
Network service and systems integration business	¥7,629,435	¥5,274,753	¥4,334,946
ATM operation business	239,035	578,794	886,340
Elimination	(115,828)	(130,235)	(146,048)
Consolidated total	¥7,752,642	¥5,723,312	¥5,075,238

Segment Assets:

	Thousands of Yen
	2014	2015

Segment assets:
Network service and systems integration business	¥100,860,325	¥105,160,187
ATM operation business	3,006,250	3,545,128
Elimination	-	-
Consolidated total	¥103,866,575	¥108,705,315

Other significant items:

	Thousands of Yen
	2013	2014	2015

Depreciation and amortization:
Network service and systems integration business	¥7,178,397	¥8,405,080	¥9,139,687
ATM operation business	329,411	417,901	537,652
Consolidated total	¥7,507,808	¥8,822,981	¥9,677,339

For information regarding the goodwill and the other impairment losses on intangible assets, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

Revenue from IBM Japan, Ltd., related to the Network service and system integration business segment represents ¥13,456,203 thousand and ¥13,125,454 thousand for the years ended March 31, 2013 and 2014, respectively, of the Company’s revenue.